As filed with the Securities and Exchange Commission on January 17, 2018

1933 Act File No. 033-11387

1940 Act File No. 811-04984

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 308	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 309	☒

(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS

(Exact Name of Registrant as Specified in Charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 220 East Las Colinas Boulevard Suite 1200 Irving, Texas 75039 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s Prospectus for the A Class, C Class, Y Class, Institutional Class and Investor Class shares of the American Beacon SiM High Yield Opportunities Fund, American Beacon The London Company Income Equity Fund, American Beacon Zebra Small Cap Equity Fund, and the American Beacon Flexible Bond Fund and the A Class, C Class, Y Class, Institutional Class, Investor Class and SP Class shares of the American Beacon Sound Point Floating Rate Income Fund which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 306 to the Registrant’s registration statement on December 22, 2017.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 308 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irving and the State of Texas, on January 17, 2018.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

            Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 308 Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	January 17, 2018
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	January 17, 2018
Melinda G. Heika

Gilbert G. Alvarado*	Trustee	January 17, 2018
Gilbert G. Alvarado

Joseph B. Armes*	Trustee	January 17, 2018
Joseph B. Armes

Gerard J. Arpey*	Trustee	January 17 2018
Gerard J. Arpey

Brenda A. Cline*	Trustee	January 17 2018
Brenda A. Cline

Eugene J. Duffy*	Trustee	January 17 2018
Eugene J. Duffy

Alan D. Feld*	Trustee	January 17 2018
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	January 17 2018
Richard A. Massman

Barbara J. McKenna*	Trustee	January 17 2018
Barbara J. McKenna

R. Gerald Turner*	Trustee	January 17 2018
R. Gerald Turner

*By	/s/ Rosemary K. Behan
Rosemary K. Behan, Attorney-in-Fact

EXHIBIT INDEX

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

POWER OF ATTORNEY

I, Gilbert G. Alvarado, Trustee of the American Beacon Funds, the American Beacon Select Funds and the American Beacon Institutional Funds Trust (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 28th day of February, 2017.

/s/ Gilbert G. Alvarado

Gilbert G. Alvarado, Trustee

POWER OF ATTORNEY

I, Joseph B. Armes, Trustee of the American Beacon Funds, the American Beacon Select Funds and the American Beacon Institutional Funds Trust (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 28th day of February, 2017.

/s/ Joseph B. Armes

Joseph B. Armes, Trustee

POWER OF ATTORNEY

I, Gerard J. Arpey, Trustee of the American Beacon Funds, the American Beacon Select Funds and the American Beacon Institutional Funds Trust (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 28th day of February, 2017.

/s/ Gerard J. Arpey

Gerard J. Arpey, Trustee

POWER OF ATTORNEY

I, Brenda A. Cline, Trustee of the American Beacon Funds, the American Beacon Select Funds and the American Beacon Institutional Funds Trust (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 28th day of February, 2017.

/s/ Brenda A. Cline

Brenda A. Cline, Trustee

POWER OF ATTORNEY

I, Eugene J. Duffy, Trustee of the American Beacon Funds, the American Beacon Select Funds and the American Beacon Institutional Funds Trust (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 28th day of February, 2017.

/s/ Eugene J. Duffy

Eugene J. Duffy, Trustee

POWER OF ATTORNEY

I, Alan D. Feld, Trustee of the American Beacon Funds, the American Beacon Select Funds and the American Beacon Institutional Funds Trust (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 28th day of February, 2017.

/s/ Alan D. Feld

Alan D. Feld, Trustee

POWER OF ATTORNEY

I, Richard A. Massman, Trustee of the American Beacon Funds, the American Beacon Select Funds and the American Beacon Institutional Funds Trust (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 28th day of February, 2017.

/s/ Richard A. Massman

Richard A. Massman, Trustee

POWER OF ATTORNEY

I, Barbara J. McKenna, Trustee of the American Beacon Funds, the American Beacon Select Funds and the American Beacon Institutional Funds Trust (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 28th day of February, 2017.

/s/ Barbara J. McKenna

Barbara J. McKenna, Trustee

POWER OF ATTORNEY

I, R. Gerald Turner, Trustee of the American Beacon Funds, the American Beacon Select Funds and the American Beacon Institutional Funds Trust (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 28th day of February, 2017.

/s/ R. Gerald Turner

R. Gerald Turner, Trustee